Huber Select Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.25%
	Aerospace & Defense - 4.29%
8,593	Northrop Grumman Corp.	$3,823,885

	Automotive - 0.54%
30,000	Goodyear Tire & Rubber Co. (a)	482,400

	Banking - 20.06%
83,246	Bank of America Corp.	2,663,872
94,168	Citigroup, Inc.	4,488,047
1,000	First Citizens BancShares, Inc. - Class A	1,431,300
185,426	First Horizon Corp.	2,527,356
18,233	JPMorgan Chase & Co.	2,880,085
90,500	Regions Financial Corp.	1,843,485
60,800	Truist Financial Corp.	2,019,776
		17,853,921
	Biotech & Pharmaceuticals - 12.95%
20,437	Eli Lilly & Co.	9,289,638
17,793	Merck & Co., Inc.	1,897,624
9,530	Pfizer, Inc.	343,652
		11,530,914
	Cable and Other Subscription Programming - 1.11%
124,200	DISH Network Corp. (a)	984,906

	Chemicals - 2.09%
17,352	Innospec, Inc.	1,859,093

	Commercial and Industrial Machinery and Equipment Rental and Leasing - 2.04%
3,900	United Rentals, Inc.	1,812,252

	Consumer Services - 4.05%
104,080	Upbound Group, Inc.	3,604,290

	Electric Utilities - 1.04%
6,977	Constellation Energy Corp.	674,327
5,933	Exelon Corp.	248,355
		922,682
	Electrical Equipment - 0.54%
3,357	TE Connectivity Ltd.	481,696

	Entertainment Content - 1.48%
180,000	Lions Gate Entertainment Corp. - Class B (a)(b)	1,317,600

	Food - 0.72%
11,458	Tyson Foods, Inc. - Class A	638,440

	Health Care Facilities & Services - 0.34%
10,000	Select Medical Holdings Corp.	300,100

	Home Construction - 0.72%
5,560	Lennar Corp. - Class B	638,900

	Insurance - 2.26%
74,421	CNO Financial Group, Inc.	1,914,108
1,269	Voya Financial, Inc.	94,236
		2,008,344

	Oil & Gas Producers - 17.15%
123,300	BP plc - ADR	4,599,090
10,500	Devon Energy Corp.	567,000
149,900	Golar LNG Ltd. (a)	3,615,588
69,600	New Fortress Energy, Inc.	1,987,080
73,000	Shell plc - ADR	4,498,990
		15,267,748
	Retail - Discretionary - 2.02%
5,398	Home Depot, Inc.	1,802,068

	Software - 10.54%
27,928	Microsoft Corp.	9,381,574

	Specialty Finance - 2.38%
38,509	Enova International, Inc. (a)	2,121,461

	Technology Hardware - 0.32%
16,471	Hewlett Packard Enterprise Co.	286,266

	Technology Services - 8.34%
99,777	KBR, Inc.	6,135,288
3,259	Mastercard, Inc. - Class A	1,284,958
		7,420,246
	Telecommunications - 2.53%
155,200	AT&T, Inc.	2,253,504

	Tobacco & Cannabis - 0.25%
2,259	Philip Morris International, Inc.	225,267

	Transport Services - 1.49%
4,900	FedEx Corp.	1,322,755
	TOTAL COMMON STOCKS (Cost $46,604,949)	88,340,312

	MONEY MARKET FUNDS - 0.19%
84,316	First American Government Obligations Fund, Institutional Class, 5.24% (c)	84,316
84,317	First American Treasury Obligations Fund, Institutional Class, 5.25% (c)	84,317
	TOTAL MONEY MARKET FUNDS (Cost $168,633)	168,633

	Total Investments in Securities (Cost $46,773,582) - 99.44%	88,508,945
	Other Assets in Excess of Liabilities - 0.56%	501,613
	NET ASSETS - 100.00%	$89,010,558

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2023.

Huber Select Large Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Huber Select Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$4,556,010	$-	$-	$4,556,010
Consumer Discretionary	6,527,658	-	-	6,527,658
Consumer Staples	863,707	-	-	863,707
Energy	15,267,748	-	-	15,267,748
Financials	21,983,726	-	-	21,983,726
Health Care	11,831,014	-	-	11,831,014
Industrials	7,440,588	-	-	7,440,588
Materials	1,859,093	-	-	1,859,093
Technology	17,088,086	-	-	17,088,086
Utilities	922,682	-	-	922,682
Total Common Stocks	88,340,312	-	-	88,340,312
Money Market Funds	168,633	-	-	168,633
Total Investments in Securities	$88,508,945	$-	$-	$88,508,945

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.